Share Based Payment - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2020 USD ($) shares yr $ / shares	Mar. 31, 2019 USD ($) shares $ / shares	Mar. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2016 yr	Mar. 31, 2010 shares	Mar. 31, 2017 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share of options outstanding | $ / shares	$ 1.98	$ 1.98
Weighted average contractual life in years	1 year 3 months	2 years 3 months	3 years 3 months
Share based payment expense | $	$ 41,487,000	$ 39,745,000	$ 44,716,000
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average contractual life in years	4 years 7 months 6 days	4 years 10 months 24 days	5 years 2 months 12 days
Number of shares granted	1,334,759	1,325,531	690,757
Vesting conditions	Refer notes	Refer notes	Refer notes
RSU exercised during the year	312,764	716,847	1,065,521
Weighted average exercise price | $ / shares	$ 0.0005	$ 0.0005	$ 0.0005			$ 0.0005
Share based payment expense for options recognized under personnel expenses | $	$ 36,388,000	$ 39,714,000	$ 44,730,000
Legal and professional expenses | $	144,000	$ 288,000	$ 144,000
Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share based payment expense | $	$ 5,099,000
Number of shares granted	21,588
Vesting conditions	Refer notes
Weighted average exercise price | $ / shares	$ 2,229
Later than one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	10.00%	10.00%	10.00%
RSUs expiry	expiry of 12 months from the grant date	expiry of 12 months from the grant date	expiry of 12 months from the grant date
1-2 years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	20.00%	20.00%	20.00%
RSUs expiry	expiry of 24 months from the grant date	expiry of 24 months from the grant date	expiry of 24 months from the grant date
Later than two years and not later than three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	30.00%	30.00%	30.00%
RSUs expiry	expiry of 36 months from the grant date	expiry of 36 months from the grant date	expiry of 36 months from the grant date
Later than three years and not later than four years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	40.00%	40.00%	40.00%
RSUs expiry	expiry of 48 months from the grant date	expiry of 48 months from the grant date	expiry of 48 months from the grant date
Vesting Period Of Four Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 4 years	vesting over 4 years	vesting over 4 years
Fully Vested | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
RSU exercised during the year	772
Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share of options outstanding | $ / shares			$ 0.742
Bottom of Range [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average contractual life in years	4 years	4 years	4 years
Grant date fair value of RSUs | $	$ 22.43	$ 24.33	$ 28.75
Bottom of Range [Member] | Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average contractual life in years	4 years
Grant date fair value of RSUs | $	$ 722
Expected term | yr	3
Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share of options outstanding | $ / shares			$ 1.98
Top of Range [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average contractual life in years	8 years	8 years	8 years
Grant date fair value of RSUs | $	$ 27.60	$ 36.15	$ 33.55
Top of Range [Member] | Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average contractual life in years	7 years
Grant date fair value of RSUs | $	$ 1,014
Expected term | yr	5
MakeMyTrip.com Equity Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted	0	0	0		2,703,810
Exercise price per share of options outstanding | $ / shares	$ 1.98	$ 1.98	$ 1.28			$ 1.14
Number of options outstanding	17,839	17,839	261,410			333,121
Vesting Option One [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted	846,044	1,199,663	690,757
Tranche | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted	305,131
Tranche | Later than one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 12 months from the grant date	expiry of 12 months from the grant date	expiry of 12 months from the grant date
Tranche | 1-2 years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 24 months from the grant date	expiry of 24 months from the grant date	expiry of 24 months from the grant date
Tranche | Later than two years and not later than three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 36 months from the grant date	expiry of 36 months from the grant date	expiry of 36 months from the grant date
Tranche | Later than three years and not later than four years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	25.00%	25.00%	25.00%
RSUs expiry	expiry of 48 months from the grant date	expiry of 48 months from the grant date	expiry of 48 months from the grant date
Tranche | Vesting Period Of Four Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 4 years	vesting over 4 years	vesting over 4 years
Tranche Two [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted		125,868
Percentage of maximum shares employees are eligible to receive	120.00%
Tranche Two [Member] | Later than two years and not later than three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	50.00%	50.00%	50.00%
RSUs expiry	expiry of 36 months from the grant date	expiry of 36 months from the grant date	expiry of 36 months from the grant date
Tranche Two [Member] | Later than three years and not later than four years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage	50.00%	50.00%	50.00%
RSUs expiry	expiry of 48 months from the grant date	expiry of 48 months from the grant date	expiry of 48 months from the grant date
Tranche Two [Member] | Vesting Period Of Four Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	vesting over 4 years	vesting over 4 years	vesting over 4 years
Tranche Three [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted	180,714
Vesting conditions	vesting on September 30,2022	vesting on September 30,2022	vesting on September 30,2022
Percentage of maximum shares employees are eligible to receive	150.00%
Vesting percentage	100.00%	100.00%	100.00%
Tranche Four [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted	2,098
Vesting conditions	vesting on September 30, 2023	vesting on September 30, 2023	vesting on September 30, 2023
Vesting percentage	100.00%	100.00%	100.00%
Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average contractual life in years	5 years 6 months
Number of shares granted	21,588
Vesting conditions	vesting over 3 years
RSUs expiry	one third on the expiry of 12 months from the grant date, one thirds on the expiry of 24 months from the grant date, one third on the expiry of 36 months from the grant date.
Weighted average exercise price | $ / shares	$ 2,229
Description of employee stock options	Each ESOP represents the right to receive one hundred common equity shares of the Group.
Maximum time period to exercise options from vesting date	48 months
Bona Vita Employees Stock Option Plan 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted	0		11,789
Exercise price per share of options outstanding | $ / shares		$ 0.0154	$ 0.0154			$ 0.0154
Weighted average contractual life in years		8 years 8 months 12 days	10 years 4 months 24 days
Share based payment expense | $		$ 31,000	$ (14,000)
Weighted average exercise price | $ / shares		$ 0.0154	$ 0.0154
Number of options outstanding	0	13,664	21,955			21,711
Bona Vita Employees Stock Option Plan 2016 [Member] | Vesting Period Of Four Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions	ESOPs have graded vesting over 4 years from the grant date with first vesting date after one year from the grant date. The contractual life of the ESOPs granted under this plan is 10 years from the vesting date.
Vesting period | yr				4
Expected term | yr				10